UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2022

CLEARBRIDGE

DIVIDEND STRATEGY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks dividend income, growth of dividend income and long-term capital appreciation

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Dividend Strategy Fund for the six-month reporting period ended June 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

II	ClearBridge Dividend Strategy Fund

Performance review

For the six months ended June 30, 2022, Class A shares of ClearBridge Dividend Strategy Fund, excluding sales charges, returned -11.99%. The Fund’s unmanaged benchmark, the S&P 500 Indexi, returned -19.96% for the same period. The Lipper Equity Income Funds Category Averageii returned -11.74% over the same time frame.

Performance Snapshot as of June 30, 2022 (unaudited)
(excluding sales charges)	6 months
ClearBridge Dividend Strategy Fund:
Class 1[1]	-11.89%
Class A	-11.99%
Class C	-12.31%
Class FI	-11.97%
Class R	-12.15%
Class I	-11.89%
Class IS	-11.85%
S&P 500 Index	-19.96%
Lipper Equity Income Funds Category Average	-11.74%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class FI, Class R, Class I and Class IS shares were 0.73%, 1.02%, 1.74%, 0.97%, 1.37%, 0.73% and 0.68%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

[1]

The Fund’s Class 1 shares are closed to all purchases and incoming exchanges. Investors owning Class 1 shares may continue to maintain their then-current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions).

ClearBridge Dividend Strategy Fund	III

Performance review (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 29, 2022

RISKS: Equity securities are subject to price and market fluctuations. International investments are subject to special risks including currency fluctuations and social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Real estate investment trusts (“REITs”) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit, and interest rate risks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Dividends are not guaranteed, and a company may reduce or eliminate its dividend at any time. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The S&P 500 Index is an unmanaged index of the stocks of 500 leading companies, and is generally representative of the performance of larger companies in the U.S.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 472 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	ClearBridge Dividend Strategy Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2022 and December 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	-11.89%	$1,000.00	$881.10	0.73%	$3.40	Class 1	5.00%	$1,000.00	$1,021.17	0.73%	$3.66
Class A	-11.99	1,000.00	880.10	1.01	4.71	Class A	5.00	1,000.00	1,019.79	1.01	5.06
Class C	-12.31	1,000.00	876.90	1.75	8.14	Class C	5.00	1,000.00	1,016.12	1.75	8.75
Class FI	-11.97	1,000.00	880.30	0.95	4.43	Class FI	5.00	1,000.00	1,020.08	0.95	4.76
Class R	-12.15	1,000.00	878.50	1.37	6.38	Class R	5.00	1,000.00	1,018.00	1.37	6.85
Class I	-11.89	1,000.00	881.10	0.73	3.40	Class I	5.00	1,000.00	1,021.17	0.73	3.66
Class IS	-11.85	1,000.00	881.50	0.67	3.13	Class IS	5.00	1,000.00	1,021.47	0.67	3.36

2	ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report

[1]	For the six months ended June 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2022

ClearBridge Dividend Strategy Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 99.5%
Communication Services — 6.7%
Diversified Telecommunication Services — 2.3%
Verizon Communications Inc.	3,126,996	$158,695,047
Entertainment — 1.8%
Walt Disney Co.	1,287,870	121,574,928	*
Media — 2.6%
Comcast Corp., Class A Shares	4,619,520	181,269,965
Total Communication Services		461,539,940
Consumer Discretionary — 2.1%
Specialty Retail — 2.1%
Home Depot Inc.	521,370	142,996,150
Consumer Staples — 9.2%
Beverages — 2.3%
Coca-Cola Co.	2,521,140	158,604,917
Food Products — 4.4%
Mondelez International Inc., Class A Shares	2,452,410	152,270,137
Nestle SA, ADR	1,274,440	148,332,071
Total Food Products		300,602,208
Household Products — 2.5%
Procter & Gamble Co.	1,165,440	167,578,618
Total Consumer Staples		626,785,743
Energy — 9.0%
Oil, Gas & Consumable Fuels — 9.0%
Chesapeake Energy Corp.	685,850	55,622,435
Enbridge Inc.	4,939,433	208,740,438
EQT Corp.	1,517,510	52,202,344
Pioneer Natural Resources Co.	384,920	85,867,954
Williams Cos. Inc.	6,709,100	209,391,011
Total Energy		611,824,182
Financials — 14.7%
Banks — 5.9%
Bank of America Corp.	4,696,150	146,191,150
JPMorgan Chase & Co.	838,810	94,458,394
PNC Financial Services Group Inc.	573,690	90,511,071
US Bancorp	1,623,900	74,731,878
Total Banks		405,892,493
Capital Markets — 1.2%
Blackstone Inc.	864,000	78,822,720

See Notes to Financial Statements.

4	ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report

ClearBridge Dividend Strategy Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Diversified Financial Services — 2.4%
Apollo Global Management Inc.	3,373,954	$163,569,290
Insurance — 5.2%
American International Group Inc.	1,921,400	98,241,182
MetLife Inc.	1,762,915	110,693,433
Travelers Cos. Inc.	849,060	143,601,517
Total Insurance		352,536,132
Total Financials		1,000,820,635
Health Care — 12.7%
Health Care Equipment & Supplies — 2.3%
Becton Dickinson and Co.	627,450	154,685,248
Health Care Providers & Services — 2.7%
UnitedHealth Group Inc.	363,830	186,874,003
Pharmaceuticals — 7.7%
Johnson & Johnson	906,407	160,896,307
Merck & Co. Inc.	1,771,190	161,479,392
Pfizer Inc.	2,580,550	135,298,236
Zoetis Inc.	394,050	67,733,255
Total Pharmaceuticals		525,407,190
Total Health Care		866,966,441
Industrials — 11.9%
Aerospace & Defense — 5.5%
Northrop Grumman Corp.	228,800	109,496,816
Raytheon Technologies Corp.	2,755,080	264,790,739
Total Aerospace & Defense		374,287,555
Air Freight & Logistics — 2.1%
United Parcel Service Inc., Class B Shares	805,600	147,054,224
Commercial Services & Supplies — 1.8%
Waste Management Inc.	812,540	124,302,369
Machinery — 0.5%
Otis Worldwide Corp.	440,490	31,129,428
Road & Rail — 2.0%
Union Pacific Corp.	643,070	137,153,970
Total Industrials		813,927,546
Information Technology — 19.4%
Communications Equipment — 1.2%
Cisco Systems Inc.	1,918,120	81,788,637

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2022

ClearBridge Dividend Strategy Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
IT Services — 3.8%
Mastercard Inc., Class A Shares	371,460	$117,188,201
Visa Inc., Class A Shares	722,530	142,258,932
Total IT Services		259,447,133
Semiconductors & Semiconductor Equipment — 3.0%
Broadcom Inc.	186,570	90,637,572
Intel Corp.	1,828,990	68,422,516
Texas Instruments Inc.	316,140	48,574,911
Total Semiconductors & Semiconductor Equipment		207,634,999
Software — 7.4%
Microsoft Corp.	1,287,350	330,630,100
Oracle Corp.	1,366,930	95,507,399
SAP SE	867,100	78,995,122	(a)
Total Software		505,132,621
Technology Hardware, Storage & Peripherals — 4.0%
Apple Inc.	1,995,792	272,864,682
Total Information Technology		1,326,868,072
Materials — 7.4%
Chemicals — 5.1%
Ecolab Inc.	329,790	50,708,510
Linde PLC	568,820	163,552,815
PPG Industries Inc.	1,193,740	136,492,232
Total Chemicals		350,753,557
Construction Materials — 1.9%
Vulcan Materials Co.	891,390	126,666,519
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	987,350	28,889,861
Total Materials		506,309,937
Real Estate — 2.5%
Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.	486,330	124,301,085
Boston Properties Inc.	522,420	46,484,931
Total Real Estate		170,786,016
Utilities — 3.9%
Electric Utilities — 1.4%
Edison International	1,491,636	94,331,061

See Notes to Financial Statements.

6	ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report

ClearBridge Dividend Strategy Fund

(Percentages shown based on Fund net assets)

Security			Shares	Value
Multi-Utilities — 2.5%
Public Service Enterprise Group Inc.			514,720	$32,571,481
Sempra Energy			927,410	139,361,901
Total Multi-Utilities				171,933,382
Total Utilities				266,264,443
Total Common Stocks (Cost — $4,000,195,568)				6,795,089,105

	Rate	Maturity Date	Face Amount
Asset-Backed Securities — 0.0%††
Finance America NIM Trust, 2004-1 A (Cost — $73,449)	5.250%	6/27/34	$73,417	1	*(b)(c)
Total Investments before Short-Term Investments (Cost — $4,000,269,017)				6,795,089,106

			Shares
Short-Term Investments — 0.9%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.998%		47,659,534	47,659,534
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.054%		11,914,883	11,914,883	(d)
Total Short-Term Investments (Cost — $59,574,417)				59,574,417
Total Investments — 100.4% (Cost — $4,059,843,434)				6,854,663,523
Liabilities in Excess of Other Assets — (0.4)%				(29,733,351)
Total Net Assets — 100.0%				$6,824,930,172

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	The coupon payment on this security is currently in default as of June 30, 2022.

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2022, the total market value of investments in Affiliated Companies was $11,914,883 and the cost was $11,914,883 (Note 8).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

June 30, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $4,047,928,551)	$6,842,748,640
Investments in affiliated securities, at value (Cost — $11,914,883)	11,914,883
Dividends receivable from unaffiliated investments	5,697,332
Receivable for Fund shares sold	3,652,872
Dividends receivable from affiliated investments	13,260
Prepaid expenses	66,723
Total Assets	6,864,093,710

Liabilities:
Payable for securities purchased	19,353,825
Payable for Fund shares repurchased	11,831,064
Investment management fee payable	3,719,959
Distributions payable	1,869,081
Service and/or distribution fees payable	954,667
Trustees’ fees payable	65,547
Interest expense payable	2,960
Due to custodian	167
Accrued expenses	1,366,268
Total Liabilities	39,163,538
Total Net Assets	$6,824,930,172

Net Assets:
Par value (Note 7)	$2,548
Paid-in capital in excess of par value	3,707,672,912
Total distributable earnings (loss)	3,117,254,712
Total Net Assets	$6,824,930,172

See Notes to Financial Statements.

8	ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report

Net Assets:
Class 1	$1,504,768,390
Class A	$4,103,790,325
Class C	$86,464,830
Class FI	$708,507
Class R	$40,007,843
Class I	$1,014,957,206
Class IS	$74,233,071

Shares Outstanding:
Class 1	56,433,067
Class A	153,996,118
Class C	3,301,561
Class FI	26,664
Class R	1,513,015
Class I	36,821,954
Class IS	2,689,517

Net Asset Value:
Class 1 (and redemption price)	$26.66
Class A (and redemption price)	$26.65
Class C*	$26.19
Class FI (and redemption price)	$26.57
Class R (and redemption price)	$26.44
Class I (and redemption price)	$27.56
Class IS (and redemption price)	$27.60
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%; 5.50% effective August 15, 2022)	$28.28

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended June 30, 2022

Investment Income:
Dividends from unaffiliated investments	$97,175,128
Dividends from affiliated investments	32,173
Less: Foreign taxes withheld	(1,779,914)
Total Investment Income	95,427,387

Expenses:
Investment management fee (Note 2)	23,714,686
Service and/or distribution fees (Notes 2 and 5)	6,123,607
Transfer agent fees (Note 5)	3,344,296
Trustees’ fees	260,657
Registration fees	77,745
Fund accounting fees	66,277
Legal fees	57,993
Audit and tax fees	25,880
Shareholder reports	24,013
Custody fees	18,145
Commitment fees (Note 9)	16,117
Insurance	15,287
Miscellaneous expenses	13,468
Total Expenses	33,758,171
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(6,708)
Net Expenses	33,751,463
Net Investment Income	61,675,924

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions in unaffiliated securities	314,348,303
Foreign currency transactions	144,836
Net Realized Gain	314,493,139
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(1,307,399,990)
Foreign currencies	(661)
Change in Net Unrealized Appreciation (Depreciation)	(1,307,400,651)
Net Loss on Investments and Foreign Currency Transactions	(992,907,512)
Decrease in Net Assets From Operations	$(931,231,588)

See Notes to Financial Statements.

10	ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021	2022	2021

Operations:
Net investment income	$61,675,924	$75,318,257
Net realized gain	314,493,139	732,323,162
Change in net unrealized appreciation (depreciation)	(1,307,400,651)	904,691,164
Increase (Decrease) in Net Assets From Operations	(931,231,588)	1,712,332,583

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(135,952,831)	(720,494,523)
Decrease in Net Assets From Distributions to Shareholders	(135,952,831)	(720,494,523)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	380,064,073	610,707,404
Reinvestment of distributions	133,649,288	707,151,331
Cost of shares repurchased	(470,432,932)	(1,497,799,670)
Increase (Decrease) in Net Assets From Fund Share Transactions	43,280,429	(179,940,935)
Increase (Decrease) in Net Assets	(1,023,903,990)	811,897,125

Net Assets:
Beginning of period	7,848,834,162	7,036,937,037
End of period	$6,824,930,172	$7,848,834,162

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class 1 Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$30.89	$26.95	$25.56	$21.01	$23.53	$21.21

Income (loss) from operations:
Net investment income	0.27	0.37	0.36	0.38	0.38	0.37
Net realized and unrealized gain (loss)	(3.93)	6.72	1.57	6.11	(1.45)	3.71
Total income (loss) from operations	(3.66)	7.09	1.93	6.49	(1.07)	4.08

Less distributions from:
Net investment income	(0.27)	(0.34)	(0.38)	(0.40)	(0.40)	(0.34)
Net realized gains	(0.30)	(2.81)	(0.16)	(1.54)	(1.05)	(1.42)
Total distributions	(0.57)	(3.15)	(0.54)	(1.94)	(1.45)	(1.76)

Net asset value, end of period	$26.66	$30.89	$26.95	$25.56	$21.01	$23.53
Total return[3]	(11.89)%	26.87%	7.93%	31.26%	(4.88)%	19.44%

Net assets, end of period (millions)	$1,505	$1,777	$1,525	$1,542	$1,282	$1,473

Ratios to average net assets:
Gross expenses	0.73%[4]	0.73%	0.76%	0.76%	0.77%	0.83%
Net expenses[5]	0.73 [4,6]	0.73 [6]	0.76 [6]	0.76 [6]	0.77	0.83
Net investment income	1.86 [4]	1.22	1.48	1.56	1.62	1.60

Portfolio turnover rate	8%	10%	13%	14%	14%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed 1.15%. In addition, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$30.87	$26.94	$25.55	$21.00	$23.52	$21.20

Income (loss) from operations:
Net investment income	0.23	0.28	0.29	0.31	0.31	0.30
Net realized and unrealized gain (loss)	(3.92)	6.71	1.58	6.11	(1.45)	3.71
Total income (loss) from operations	(3.69)	6.99	1.87	6.42	(1.14)	4.01

Less distributions from:
Net investment income	(0.23)	(0.25)	(0.32)	(0.33)	(0.33)	(0.27)
Net realized gains	(0.30)	(2.81)	(0.16)	(1.54)	(1.05)	(1.42)
Total distributions	(0.53)	(3.06)	(0.48)	(1.87)	(1.38)	(1.69)

Net asset value, end of period	$26.65	$30.87	$26.94	$25.55	$21.00	$23.52
Total return[3]	(11.99)%	26.48%	7.62%	30.92%	(5.16)%	19.12%

Net assets, end of period (millions)	$4,104	$4,702	$3,823	$3,702	$2,836	$3,180

Ratios to average net assets:
Gross expenses	1.01%[4]	1.02%	1.05%	1.04%	1.06%	1.11%
Net expenses[5,6]	1.01 [4]	1.02	1.05	1.04	1.06	1.11
Net investment income	1.58 [4]	0.94	1.20	1.28	1.34	1.32

Portfolio turnover rate	8%	10%	13%	14%	14%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the expense limitation was 1.20%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$30.34	$26.51	$25.15	$20.69	$23.19	$20.92

Income (loss) from operations:
Net investment income	0.12	0.06	0.12	0.14	0.15	0.14
Net realized and unrealized gain (loss)	(3.85)	6.61	1.56	6.01	(1.43)	3.66
Total income (loss) from operations	(3.73)	6.67	1.68	6.15	(1.28)	3.80

Less distributions from:
Net investment income	(0.12)	(0.03)	(0.16)	(0.15)	(0.17)	(0.11)
Net realized gains	(0.30)	(2.81)	(0.16)	(1.54)	(1.05)	(1.42)
Total distributions	(0.42)	(2.84)	(0.32)	(1.69)	(1.22)	(1.53)

Net asset value, end of period	$26.19	$30.34	$26.51	$25.15	$20.69	$23.19
Total return[3]	(12.31)%	25.57%	6.86%	29.99%	(5.82)%	18.31%

Net assets, end of period (000s)	$86,465	$106,255	$133,121	$188,514	$295,381	$367,575

Ratios to average net assets:
Gross expenses	1.75%[4]	1.74%	1.74%	1.75%	1.75%	1.81%
Net expenses[5,6]	1.75 [4]	1.74	1.74	1.75	1.75	1.81
Net investment income	0.83 [4]	0.20	0.51	0.58	0.65	0.62

Portfolio turnover rate	8%	10%	13%	14%	14%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the expense limitation was 1.95%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$30.78	$26.87	$25.49	$20.96	$23.49	$21.19

Income (loss) from operations:
Net investment income	0.24	0.30	0.30	0.33	0.32	0.28
Net realized and unrealized gain (loss)	(3.91)	6.69	1.58	6.09	(1.45)	3.71
Total income (loss) from operations	(3.67)	6.99	1.88	6.42	(1.13)	3.99

Less distributions from:
Net investment income	(0.24)	(0.27)	(0.34)	(0.35)	(0.35)	(0.27)
Net realized gains	(0.30)	(2.81)	(0.16)	(1.54)	(1.05)	(1.42)
Total distributions	(0.54)	(3.08)	(0.50)	(1.89)	(1.40)	(1.69)

Net asset value, end of period	$26.57	$30.78	$26.87	$25.49	$20.96	$23.49
Total return[3]	(11.97)%	26.54%	7.71%	30.91%	(5.09)%	19.02%

Net assets, end of period (000s)	$709	$864	$736	$420	$181	$52

Ratios to average net assets:
Gross expenses	0.95%[4]	0.97%	0.97%	0.99%	1.07%	1.15%
Net expenses[5]	0.95 [4,6]	0.97 [6]	0.97 [6]	0.99 [6]	1.07	1.15
Net investment income	1.64 [4]	0.99	1.26	1.33	1.40	1.24

Portfolio turnover rate	8%	10%	13%	14%	14%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the expense limitation was 1.20%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$30.63	$26.75	$25.37	$20.86	$23.37	$21.10

Income (loss) from operations:
Net investment income	0.18	0.18	0.21	0.23	0.24	0.23
Net realized and unrealized gain (loss)	(3.89)	6.66	1.57	6.07	(1.44)	3.69
Total income (loss) from operations	(3.71)	6.84	1.78	6.30	(1.20)	3.92

Less distributions from:
Net investment income	(0.18)	(0.15)	(0.24)	(0.25)	(0.26)	(0.23)
Net realized gains	(0.30)	(2.81)	(0.16)	(1.54)	(1.05)	(1.42)
Total distributions	(0.48)	(2.96)	(0.40)	(1.79)	(1.31)	(1.65)

Net asset value, end of period	$26.44	$30.63	$26.75	$25.37	$20.86	$23.37
Total return[3]	(12.15)%	26.03%	7.27%	30.47%	(5.41)%	18.76%

Net assets, end of period (000s)	$40,008	$48,912	$44,349	$51,821	$42,214	$46,035

Ratios to average net assets:
Gross expenses	1.37%[4]	1.37%	1.37%	1.36%	1.38%	1.43%
Net expenses[5]	1.37 [4,6]	1.37 [6]	1.37 [6]	1.36 [6]	1.38	1.40 [6]
Net investment income	1.22 [4]	0.59	0.87	0.96	1.02	1.02

Portfolio turnover rate	8%	10%	13%	14%	14%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$31.91	$27.76	$26.31	$21.58	$24.13	$21.71

Income (loss) from operations:
Net investment income	0.28	0.37	0.37	0.40	0.40	0.37
Net realized and unrealized gain (loss)	(4.06)	6.93	1.63	6.28	(1.49)	3.81
Total income (loss) from operations	(3.78)	7.30	2.00	6.68	(1.09)	4.18

Less distributions from:
Net investment income	(0.27)	(0.34)	(0.39)	(0.41)	(0.41)	(0.34)
Net realized gains	(0.30)	(2.81)	(0.16)	(1.54)	(1.05)	(1.42)
Total distributions	(0.57)	(3.15)	(0.55)	(1.95)	(1.46)	(1.76)

Net asset value, end of period	$27.56	$31.91	$27.76	$26.31	$21.58	$24.13
Total return[3]	(11.89)%	26.83%	7.96%	31.31%	(4.85)%	19.45%

Net assets, end of period (millions)	$1,015	$1,123	$1,346	$1,218	$1,091	$1,144

Ratios to average net assets:
Gross expenses	0.73%[4]	0.73%	0.74%	0.73%	0.74%	0.84%
Net expenses[5]	0.73 [4,6]	0.73 [6]	0.74 [6]	0.73 [6]	0.74	0.84
Net investment income	1.87 [4]	1.20	1.52	1.59	1.66	1.59

Portfolio turnover rate	8%	10%	13%	14%	14%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the expense limitation was 0.85%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$31.95	$27.79	$26.34	$21.61	$24.16	$21.73

Income (loss) from operations:
Net investment income	0.29	0.40	0.38	0.41	0.41	0.39
Net realized and unrealized gain (loss)	(4.06)	6.92	1.64	6.28	(1.49)	3.82
Total income (loss) from operations	(3.77)	7.32	2.02	6.69	(1.08)	4.21

Less distributions from:
Net investment income	(0.28)	(0.35)	(0.41)	(0.42)	(0.42)	(0.36)
Net realized gains	(0.30)	(2.81)	(0.16)	(1.54)	(1.05)	(1.42)
Total distributions	(0.58)	(3.16)	(0.57)	(1.96)	(1.47)	(1.78)

Net asset value, end of period	$27.60	$31.95	$27.79	$26.34	$21.61	$24.16
Total return[3]	(11.85)%	26.90%	8.02%	31.34%	(4.79)%	19.60%

Net assets, end of period (000s)	$74,233	$91,355	$164,387	$105,725	$28,125	$30,580

Ratios to average net assets:
Gross expenses	0.67%[4]	0.68%	0.68%	0.67%	0.68%	0.73%
Net expenses[5]	0.67 [4,6]	0.68 [6]	0.68 [6]	0.67 [6]	0.68	0.73
Net investment income	1.93 [4]	1.31	1.52	1.62	1.72	1.66

Portfolio turnover rate	8%	10%	13%	14%	14%	13%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to December 1, 2017, the expense limitation was 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

18	ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Dividend Strategy Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20	ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$1,247,872,950	$78,995,122	—	$1,326,868,072
Other Common Stocks	5,468,221,033	—	—	5,468,221,033
Asset-Backed Securities	—	1	—	1
Total Long-Term Investments	6,716,093,983	78,995,123	—	6,795,089,106
Short-Term Investments†	59,574,417	—	—	59,574,417
Total Investments	$6,775,668,400	$78,995,123	—	$6,854,663,523

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

(c) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

22	ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the

ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1, Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.15%, 1.15%, 1.90%, 1.15%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class 1 and Class IS shares did not exceed the ratio of total annual fund operating expenses for Class A and Class I shares, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended June 30, 2022, fees waived and/or expenses reimbursed amounted to $6,708, all of which was an affiliated money market fund waiver.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% (5.50% effective August 15, 2022) for Class A shares. Class C shares have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$764,187	—
CDSCs	2,610	$1,791

24	ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$608,287,423
Sales	619,193,219

At June 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$4,059,843,434	$2,869,880,104	$(75,060,015)	$2,794,820,089

4. Derivative instruments and hedging activities

During the six months ended June 30, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$591,661
Class A	$5,529,438	2,281,096
Class C	482,695	44,064
Class FI	971	147
Class R	110,503	46,333
Class I	—	377,911
Class IS	—	3,084
Total	$6,123,607	$3,344,296

ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	$1,496
Class A	$4,034
Class C	87
Class FI	1
Class R	40
Class I	979
Class IS	71
Total	$6,708

6. Distributions to shareholders by class

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Net Investment Income:
Class 1	$15,234,859	$18,255,190
Class A	35,161,484	35,598,433
Class C	408,277	112,888
Class FI	6,372	7,126
Class R	268,570	227,395
Class I	9,794,391	11,431,890
Class IS	731,955	1,131,745
Total	$61,605,908	$66,764,667

Net Realized Gains:
Class 1	$16,442,282	$147,927,973
Class A	44,940,566	393,052,222
Class C	965,418	9,067,429
Class FI	7,789	72,984
Class R	441,276	4,135,083
Class I	10,761,913	91,903,000
Class IS	787,679	7,571,165
Total	$74,346,923	$653,729,856

7. Shares of beneficial interest

At June 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

26	ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	1,158,466	$31,674,823	5,588,932	$166,172,901
Shares repurchased	(2,238,767)	(65,624,665)	(4,669,684)	(139,733,849)
Net increase (decrease)	(1,080,301)	$(33,949,842)	919,248	$26,439,052

Class A
Shares sold	6,970,212	$204,167,894	11,615,835	$348,059,488
Shares issued on reinvestment	2,900,330	79,008,759	14,186,721	421,548,869
Shares repurchased	(8,185,443)	(239,075,687)	(15,411,787)	(460,893,948)
Net increase	1,685,099	$44,100,966	10,390,769	$308,714,409

Class C
Shares sold	287,997	$8,257,525	355,545	$10,425,455
Shares issued on reinvestment	49,337	1,307,346	299,638	8,753,500
Shares repurchased	(537,573)	(15,327,030)	(2,174,655)	(63,712,928)
Net decrease	(200,239)	$(5,762,159)	(1,519,472)	$(44,533,973)

Class FI
Shares sold	392	$11,750	722	$20,876
Shares issued on reinvestment	521	14,161	2,695	79,879
Shares repurchased	(2,314)	(68,599)	(2,745)	(82,812)
Net increase (decrease)	(1,401)	$(42,688)	672	$17,943

Class R
Shares sold	123,512	$3,643,157	83,682	$2,553,465
Shares issued on reinvestment	26,379	709,846	147,909	4,362,320
Shares repurchased	(233,567)	(6,804,795)	(292,854)	(8,847,473)
Net decrease	(83,676)	$(2,451,792)	(61,263)	$(1,931,688)

Class I
Shares sold	5,088,933	$153,319,252	6,794,810	$207,845,173
Shares issued on reinvestment	689,501	19,468,776	3,185,678	97,816,323
Shares repurchased	(4,153,482)	(125,581,440)	(23,273,975)	(681,760,080)
Net increase (decrease)	1,624,952	$47,206,588	(13,293,487)	$(376,098,584)

Class IS
Shares sold	352,143	$10,664,495	1,310,911	$41,802,947
Shares issued on reinvestment	51,831	1,465,577	274,322	8,417,539
Shares repurchased	(573,589)	(17,950,716)	(4,641,718)	(142,768,580)
Net decrease	(169,615)	$(5,820,644)	(3,056,485)	$(92,548,094)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership

ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2022. The following transactions were effected in such company for the six months ended June 30, 2022.

	Affiliate Value at December 31,	Purchased		Sold
	2021	Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$10,861,864	$79,345,405	79,345,405	$78,292,386	78,292,386

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$32,173	—	$11,914,883

9. Redemption facility

On February 4, 2022, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2022.

10. Recent accounting pronouncements

In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.

*  *  *

28	ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

ClearBridge Dividend Strategy Fund 2022 Semi-Annual Report	29

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Investment Trust (the “Trust”) held on May 4 and 5, 2022, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to ClearBridge Dividend Strategy Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which ClearBridge Investments, LLC (“ClearBridge”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with ClearBridge, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”

Background

The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year, the Board (including its various committees) had met with representatives of the Manager and the Subadvisers, and had received information relevant to the renewal of the Agreements. Prior to the meeting, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management, advisory and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2022 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.

The information provided and presentations made to the Board encompassed the Fund and all other funds overseen by the Board. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the

30	ClearBridge Dividend Strategy Fund

proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

ClearBridge Dividend Strategy Fund	31

Board approval of management and subadvisory agreements (unaudited) (cont’d)

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Manager and the Subadvisers. The Board recognized the importance of having a fund manager with significant resources.

The Board considered the division of responsibilities among the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.

Performance Comparisons. The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds (including the Fund) classified as equity income funds by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the one-, three-, five- and ten-year periods ended December 31, 2021 was above the median performance of the funds in the Performance Universe for each period and ranked in the first quintile of the funds in the Performance Universe for the three-, five-and ten-year periods.

32	ClearBridge Dividend Strategy Fund

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee payable by the Fund to the Manager (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadvisers, respectively. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Manager, not the Fund.

The Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadvisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, institutional separate and commingled accounts and retail managed accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts, and the differences in the degree of entrepreneurial and other risks borne by the Manager in managing the Fund and in managing other types of accounts.

The Board considered the overall management fee, the fees of each of the Subadvisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees, in each case in light of the services rendered for those amounts. The Board also received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The Board also received and considered information comparing the Fund’s Contractual Management Fee and Actual Management Fee as well as its actual total expense ratio with those of a group of institutional funds consisting of 12 equity income funds (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a

ClearBridge Dividend Strategy Fund	33

Board approval of management and subadvisory agreements (unaudited) (cont’d)

broader group of funds selected by Broadridge consisting of all institutional equity income funds (including the Fund) (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was approximately equivalent to the median of management fees payable by the funds in the Expense Group and that the Fund’s Actual Management Fee was approximately equivalent to the median of management fees paid by the funds in the Expense Group and approximately equivalent to the median of management fees paid by the funds in the Expense Universe. This information also showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group and approximately equivalent to the median of the actual total expense ratios of the funds in the Expense Universe.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason Funds complex as a whole. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board noted that the Manager had previously agreed to institute breakpoints in the Fund’s Contractual Management Fee, reflecting the potential for reducing the blended rate of the Contractual Management Fee as the Fund grows. The Board considered whether the breakpoint fee structure was a reasonable means of sharing any economies of scale or other efficiencies that might accrue from increases in the Fund’s asset levels. The Board noted that the Fund’s assets exceeded the specified asset level at which one or more breakpoints to its Contractual Management Fee are triggered.

The Board determined that the management fee structure for the Fund, including breakpoints, was reasonable.

Other benefits to the Manager and the Subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the recent appointment of an affiliate of the Manager as the transfer agent of the Fund.

34	ClearBridge Dividend Strategy Fund

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Subadvisers and their affiliates received were reasonable.

ClearBridge Dividend Strategy Fund	35

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

36	ClearBridge Dividend Strategy Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

ClearBridge Dividend Strategy Fund	37

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ClearBridge

Dividend Strategy Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Investments, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

ClearBridge Dividend Strategy Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

ClearBridge Dividend Strategy Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Dividend Strategy Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FDXX011849 8/22 SR22-4468

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 18, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 18, 2022